SIDLEY AUSTIN LLP ONE SOUTH DEARBORN CHICAGO, IL 60603 (312) 853 7000 (312) 853 7036 FAX	BEIJING BRUSSELS CHICAGO	LOS ANGELES NEW YORK SAN FRANCISCO
	DALLAS	SHANGHAI
	FRANKFURT	SINGAPORE
	GENEVA	SYDNEY
	HONG KONG	TOKYO
	LONDON	WASHINGTON, D.C.

dspies@sidley.com
(312) 853-4167	FOUNDED 1866
October 28, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Quadriga Superfund, L.P. (the “Registrant”) — Amendment No.1 to Registration Statement on Form S-1 (Registration No. 333-162132)
Ladies and Gentlemen:
               Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 1 to the Registration Statement on Form S-1 relating to an offering of Registrant’s Units of Limited Partnership Interest. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Superfund Capital Management, Inc., the Registrant’s general partner, for five years. The purpose of this filing is to address comments raised by the Commission Staff in connection with the Registrant’s Registration Statement (Registration No. 333-162132) filed with the Commission on September 25 and to carry forward and register, pursuant to Rule 415(a)(6), $219,000,000 of registered but unsold Series A Units and $165,700,000 of registered but unsold Series B Units from Registrant’s previous Registration Statement on Form S-1 (Registration No. 333-136804) for which Registrant has paid $23,433.00 and $17,729.90 in registration fees to the Securities and Exchange Commission, respectively.
               Thank you very much for your attention to this filing. If you have any questions, please do not hesitate to contact me at (312) 853-4167.

Very truly yours,

/s/ Daniel F. Spies
cc:      James B. Biery
Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships